Restructuring and Other Costs, Net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2009	Sep. 26, 2009	Jun. 27, 2009	Mar. 28, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Restructuring and Other Costs, Net Details [Abstract]
Identified Future Restructuring Costs	$ 35								$ 35
Restructuring And Related Cost [Line Items]
Cost of Revenues									16.0	6.7	1.5
Selling, General and Administrative Expenses									3.0	1.5	0
Restructuring and Other Costs, Net									60.4	59.2	35.4
Total Restructuring and Other Costs, Net	30.8	13.3	11.7	23.6	29.1	13.8	12.4	12.1	79.4	67.4	36.9
Restructuring and Related Costs, Non-Cash Costs (Income), Net									27.0	(1.0)	(2.0)
Analytical Technologies [Member]
Restructuring And Related Cost [Line Items]
Cost of Revenues									11.2	4.7	0.7
Selling, General and Administrative Expenses									14.1	2.1
Restructuring and Other Costs, Net									36.6	35.6	41.6
Total Restructuring and Other Costs, Net									61.9	42.4	42.3
Restructuring and Related Costs, Cash Costs									18.9	40.2	23.1
Restructuring and Related Costs, Non-Cash Costs (Income), Net										(4.6)	18.5
Loss (Gain) on Sale of Business(es), Net											2.9
Asset Writedowns											1.0
Loss (Gain) on Pension Plan Curtailment										2.5
Loss (Gain) on Litigation-related Matters											5.0
Impairment of Acquisition-related Intangible Assets									17.7		7.0
In-process Research and Development Write-off											2.6
Analytical Technologies [Member] | Severance [Member]
Restructuring And Related Cost [Line Items]
Restructuring and Related Costs, Cash Costs									13.1	29.8	13.7
Restructuring Severance Headcount									170	520	500
Analytical Technologies [Member] | Abandonment of Excess Facilities [Member]
Restructuring And Related Cost [Line Items]
Restructuring and Related Costs, Cash Costs									3.0	5.5	6.0
Analytical Technologies [Member] | Other Restructuring [Member]
Restructuring And Related Cost [Line Items]
Restructuring and Related Costs, Cash Costs									2.8	4.9	3.4
Laboratory Products and Services [Member]
Restructuring And Related Cost [Line Items]
Cost of Revenues									4.8	2.0	0.8
Selling, General and Administrative Expenses									(0.2)	(0.6)
Restructuring and Other Costs, Net									23.4	21.7	8.9
Total Restructuring and Other Costs, Net									28.0	23.1	9.7
Restructuring and Related Costs, Cash Costs									14.3	17.9	11.1
Restructuring and Related Costs, Non-Cash Costs (Income), Net									9.1	3.8	(2.2)
Loss (Gain) on Sale of Property, Plant and Equipment, Net										3.8
Laboratory Products and Services [Member] | Severance [Member]
Restructuring And Related Cost [Line Items]
Restructuring and Related Costs, Cash Costs									5.1	13.9	8.5
Restructuring Severance Headcount									80	370	380
Laboratory Products and Services [Member] | Abandonment of Excess Facilities [Member]
Restructuring And Related Cost [Line Items]
Restructuring and Related Costs, Cash Costs									4.0	1.1	0.8
Laboratory Products and Services [Member] | Other Restructuring [Member]
Restructuring And Related Cost [Line Items]
Restructuring and Related Costs, Cash Costs									5.2	2.9	1.8
Corporate [Member]
Restructuring And Related Cost [Line Items]
Selling, General and Administrative Expenses									(10.9)	0
Restructuring and Other Costs, Net									0.4	1.9	(15.1)
Total Restructuring and Other Costs, Net									(10.5)	1.9	(15.1)
Restructuring and Related Costs, Cash Costs										2.1	3.3
Loss (Gain) on Sale of Property, Plant and Equipment, Net										(0.2)	(1.7)
Asset Writedowns											2.5
Loss (Gain) on Pension Plan Curtailment											$ (19.2)